COMMITMENTS AND CONTINGENCIES (Details) - Schedule of Future Minimum Rental Payments for Operating Leases	Dec. 31, 2016 USD ($)
Schedule of Future Minimum Rental Payments for Operating Leases [Abstract]
2017	$ 96,024
2018	13,783
$ 109,807